Other equity instruments (Tables)	6 Months Ended
Jun. 30, 2019
Other equity instruments
Other equity instruments
16. Other equity instruments
	Half year ended	Year ended
	30.06.19	31.12.18
	£m	£m
Opening balance as at 1 January	9,632	8,941
Issuances	2,504	1,925
Redemptions	-	(1,233)
Other	(13)	(1)
Closing balance	12,123	9,632